INVESTMENTS (Schedule of Derivative Instruments at Fair Value) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Structured Deposit [Member] CNY	Dec. 31, 2014 Structured Deposit [Member] USD ($)
Investment Holdings [Line Items]
Original costs	$ 11,492	71,306		(4,000)	71,306
Gross unrealized gains
Gross unrealized losses					(1,124)
Provision for decline in value
Fair value of investments	11,311	70,182			70,182	11,311
Changes in fair value of the structured deposit	$ (181)	(1,124)